Leases (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Future Minimum Rentals Expected
2013	$ 53,661
2014	45,991
2015	37,418
2016	28,089
2017	17,075
Thereafter	37,346
Total	219,580
Capital Lease Payments
2013	613
2014	613
2015	392
2016	0
2017	0
Thereafter	0
Total	1,618
Sublease Revenue
2013	92
2014	39
2015	12
2016	0
2017	0
Thereafter	0
Total	$ 143